Commitments and Contingencies - Summary of Capital Expenditures (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 303,809	¥ 570,844
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	259,417	160,844
Investments [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 44,392	¥ 410,000